SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2015
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

24.  SUBSEQUENT EVENTS

Incorporation of a New Subsidiary

On April 10, 2015, UBIC’s board of directors resolved and approved the establishment of a wholly owned subsidiary, UBIC MEDICAL, Inc. (“UBIC Medical”). The principal activity of UBIC Medical is analysis of large volume medical data used for clinical trial. The Company is incorporated on April 16, 2015.

Stock Options

On May 28, 2015, UBIC’s board of directors resolved and approved the issuance of stock options under the 11th series Stock Option Grant.

Dividends

On June 23, 2015, UBIC’s shareholders approved the payment of a year-end cash dividend of ¥3 per share of common stock in the aggregate amount of ¥106,472 thousand to shareholders of record as of March 31, 2015.

Borrowing of Funds

On July 28, 2015, the Company entered into loan agreements with Japanese banking institutions, the Bank of Tokyo-Mitsubishi UFJ, Ltd. and Sumitomo Mitsui Banking Corporation in an aggregate principal of ¥3,600,000 thousand or ¥1,800,000 thousand from each institution to meet the obligations that may arise from a potential acquisition currently under consideration. The borrowing rates for these loans range from 0.33% to 0.46% per annum and the maturity date for both loans is January 29, 2016.

There are restrictive covenants related to the borrowings under the agreement with Bank of Tokyo-Mitsubishi UFJ, Ltd. including requirements to use the fund for the potential acquisition.